Discontinued Operations - Schedule of Results of Non-Vince Businesses Included in Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Discontinued Operations And Disposal Groups [Abstract]
Net sales				$ 130,714					$ 400,848	$ 514,806	$ 550,790
Cost of products sold				102,548					313,620	409,763	446,494
Gross profit				28,166					87,228	105,043	104,296
Selling, general and administrative expenses				31,156					98,016	132,871	141,248
Restructuring, environmental and other charges				844					1,628	5,732	3,139
Impairment of long-lived assets (excluding goodwill)									1,399	6,497	8,418
Impairment of goodwill											11,046
Change in fair value of contingent consideration									1,473	(7,162)	(1,578)
Interest expense, net				13,679					46,677	55,316	46,256
Other expense (income), net				(693)					498	(9,776)	1,448
Loss before income taxes				(16,820)					(62,463)	(78,435)	(105,681)
Income taxes				(11,490)					(11,648)	(421)	263
Net loss from discontinued operations, net of tax	$ (7,729)	$ (18,827)	$ (18,929)	$ (5,330)	$ (12,827)	$ (20,597)	$ (20,679)	$ (23,911)	$ (50,815)	$ (78,014)	$ (105,944)
Effective tax rate				68.30%					18.60%	0.50%	(0.20%)